UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

    For the monthly distribution period from April 1, 2007 to April 30, 2007

             Commission File Number of issuing entity: 333-140609-01

                              RAMP SERIES 2007-RS2
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-140609

                    RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
              (Exact name of depositor as specified in its charter)

                        RESIDENTIAL FUNDING COMPANY, LLC
               (Exact name of sponsor as specified in its charter)


                 New York                                      None
(State or other jurisdiction of incorporation or         (I.R.S. Employer
          organization of the issuing entity)           Identification No.)

c/o Residential Funding Company, LLC,
          as Master Servicer
     8400 Normandale Lake Boulevard                          55437
      Minneapolis, Minnesota                              (Zip Code)
      (Address of principal executive offices of issuing entity)

                (952) 857-7000 (Telephone number, including area
                                      code)

                                       N/A
           (Former name, former address, if changed since last report)


             Title of Class                Registered/reported pursuant to (check one)    Name of exchange
                                                                                         (If Section 12(b))
                                         Section 12(b)  Section 12(g)    Section 15(d)
Mortgage Asset-Backed Pass-Through
Certificates, Series 2007-RS2, in the
classes specified herein                     [___]          [___]            [ X ]         _______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No __

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

      The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

      Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the RAMP Mortgage Asset-Backed Pass-Through Certificates, Series 2007-RS2 (the "Certificates"), dated May 8, 2007, and related Prospectus dated April 17, 2007 (collectively, the "Prospectus"), of the RAMP Series 2007-RS2 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus: Class A-1, Class A-2, Class A-3, Class M-1, Class M-2, Class M-3, Class M-4, Class M-5, Class M-6 and Class M-7.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.

ITEM 9 - EXHIBITS

      (a) Documents filed as part of this report.

Exhibit 99.1      May 2007 Monthly Statement to Certificateholders

      (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Pooling and Servicing Agreement, dated as of April 1, 2007, among Residential Asset Mortgage Products, Inc., as depositor, Residential Funding Company, LLC, as master servicer, and LaSalle Bank National Association, as trustee and supplemental interest trust trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on May 24, 2007).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of May 10, 2007, between Residential Funding Company, LLC and Residential Asset Mortgage Products, Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on May 24, 2007).

Exhibit 10.3 Swap Confirmation, including the Credit Support Annex, dated as of May 10, 2007 between Barclays Bank PLC, as Swap Counterparty, and LaSalle Bank National Association, as supplemental interest trust trustee on behalf of the RAMP Series 2007-RS2 Supplemental Interest Trust (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on May 24, 2007).

Exhibit 99.1      May 2007 Monthly Statement to Certificateholders

                                   SIGNATURES




      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:   May 25, 2007



                              RAMP Series 2007-RS2 Trust
                                    (Issuing entity)

                              By:  Residential Funding Company, LLC,
                                    as Master Servicer


                                    By:  /s/ Darsi Meyer
                                           Name:   Darsi Meyer
                                           Title:  Director

             EXHIBIT 99.1--MONTHLY STATEMENT TO CERTIFICATEHOLDERS